Financial Assets Designated at Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Financial Assets Designated at Fair Value

	Group
	2017 £m	2016 £m
Loans and advances to customers:
Loans to housing associations	1,034	1,215
Other loans	515	516
	1,549	1,731
Debt securities	547	409
	2,096	2,140